Financial liabilities at fair value through profit or loss (Tables)	12 Months Ended
Dec. 31, 2023
Financial liabilities at fair value through profit or loss [abstract]
Table of Derivative Financial Liabilities FVTPL

	December 31, 2023	December 31, 2022
Foreign Currency Forwards (1)	2,145,218	1,041,154

TOTAL	2,145,218	1,041,154

(1)	The notional amounts are disclosed in note 5.2.

Table of Trading Liabilities FVTPL

	December 31, 2023	December 31, 2022
Short sold positions	10,330,335	—

TOTAL	10,330,335	—